UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-00558
THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: October 31st

Date of reporting period: July 31, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Hartford Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.1%
282	Johnson Controls, Inc.	$7,303

	Banks - 3.3%
317	Itau Unibanco Banco Multiplo S.A. ADR	5,679
333	SunTrust Banks, Inc.	6,484
442	Wells Fargo & Co.	10,801

		22,964

	Capital Goods - 14.0%
288	ABB Ltd. ADR	5,269
92	Caterpillar, Inc.	4,043
133	Cummins, Inc.	5,704
81	Deere & Co.	3,561
60	Eaton Corp.	3,134
82	Emerson Electric Co.	2,990
95	Fluor Corp.	5,000
176	General Dynamics Corp.	9,758
126	Honeywell International, Inc.	4,362
230	Illinois Tool Works, Inc.	9,338
48	Lockheed Martin Corp.	3,623
247	PACCAR, Inc.	8,548
158	Precision Castparts Corp.	12,579
126	Raytheon Co.	5,915
84	Siemens AG ADR	6,714
89	Vestas Wind Systems A/S •	6,277

		96,815

	Consumer Durables & Apparel - 2.5%
401	Coach, Inc.	11,851
95	NIKE, Inc. Class B	5,363

		17,214

	Consumer Services - 4.3%
255	Apollo Group, Inc. Class A •	17,633
320	International Game Technology	6,323
59	ITT Educational Services, Inc. •	5,750

		29,706

	Diversified Financials - 4.0%
735	Bank of America Corp.	10,869
45	Goldman Sachs Group, Inc.	7,296
373	Moody’s Corp.	8,857

		27,022

	Energy - 9.2%
124	Consol Energy, Inc.	4,391
372	Halliburton Co.	8,208
168	Hess Corp.	9,299
218	National Oilwell Varco, Inc. •	7,833
93	Occidental Petroleum Corp.	6,620
114	Petroleo Brasileiro S.A. ADR	4,695
296	Schlumberger Ltd.	15,847
86	Transocean, Inc. •	6,823

		63,716

	Health Care Equipment & Services - 3.4%
173	Covidien plc	6,550
292	St. Jude Medical, Inc. •	11,021
215	UnitedHealth Group, Inc.	6,040

		23,611

	Insurance - 1.4%
458	Marsh & McLennan Cos., Inc.	9,348

	Materials - 2.1%
134	BHP Billiton Ltd. ADR	8,409
149	Newmont Mining Corp.	6,158

		14,567

	Media - 1.6%
169	DirecTV Group, Inc. •	4,378
286	Viacom, Inc. Class B •	6,623

		11,001

	Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
237	Teva Pharmaceutical Industries Ltd. ADR	12,637

	Retailing - 7.9%
8	Amazon.com, Inc. •	685
314	Best Buy Co., Inc.	11,745
349	Lowe’s Co., Inc.	7,849
569	Staples, Inc.	11,956
218	Target Corp.	9,507
344	TJX Cos., Inc.	12,460

		54,202

	Semiconductors & Semiconductor Equipment - 4.6%
430	Altera Corp.	8,038
326	Analog Devices, Inc.	8,927
478	Texas Instruments, Inc.	11,507
148	Xilinx, Inc.	3,208

		31,680

	Software & Services - 19.2%
350	Accenture Ltd. Class A	12,273
293	BMC Software, Inc. •	9,958
29	Google, Inc. •	12,702
44	Mastercard, Inc.	8,568
206	McAfee, Inc. •	9,179
900	Microsoft Corp.	21,163
22	Nintendo Co., Ltd.	5,986
1,155	Oracle Corp.	25,556
489	VeriSign, Inc. •	10,001
147	Visa, Inc.	9,604
486	Western Union Co.	8,495

		133,485

	Technology Hardware & Equipment - 17.5%
139	Apple, Inc. •	22,770
1,024	Cisco Systems, Inc. •	22,541
529	Hewlett-Packard Co.	22,896
63	IBM Corp.	7,460
302	Juniper Networks, Inc. •	7,889
681	NetApp, Inc. •	15,293
339	Qualcomm, Inc.	15,681
94	Research In Motion Ltd. •	7,160

		121,690

	Transportation - 1.1%
114	FedEx Corp.	7,734

	Total common stocks (cost $642,050)	$684,695

	Total long-term investments (cost $642,050)	$684,695

1

The Hartford Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $95, collateralized by FNMA 4.00%, 2039, value of $97)
$95	0.20%, 7/31/2009		$95

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,837, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $1,873)

1,836	0.21%, 7/31/2009		1,836

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,044, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $1,065)

1,044	0.20%, 7/31/2009		1,044
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $604, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $616)
604	0.21%, 7/31/2009		604
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $3)
3	0.18%, 7/31/2009		3

			3,582

	Total short-term investments (cost $3,582)		$3,582

	Total investments (cost $645,632) ▲	99.5%	$688,277
	Other assets and liabilities	0.5%	3,327

	Total net assets	100.0%	$691,604

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.1% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $651,587 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$78,852
Unrealized Depreciation	(42,162)

Net Unrealized Appreciation	$36,690

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$684,695	$672,432	$12,263	$—
Short-Term Investments	3,582	—	3,582	—

Total	$688,277	$672,432	$15,845	$—

2

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.4%
3,266	Ford Motor Co. •	$26,129

	Banks - 2.7%
1,372	Itau Unibanco Banco Multiplo S.A. ADR	24,543
1,103	Wells Fargo & Co.	26,987

		51,530

	Capital Goods - 9.5%
673	Aecom Technology Corp. •	21,808
93	First Solar, Inc. •	14,297
605	Illinois Tool Works, Inc.	24,520
1,946	Masco Corp.	27,113
575	PACCAR, Inc.	19,917
683	Pall Corp.	20,557
326	Parker-Hannifin Corp.	14,413
680	Tyco International Ltd.	20,556
220	Vestas Wind Systems A/S •	15,515

		178,696

	Consumer Durables & Apparel - 2.5%
500	Coach, Inc.	14,801
1,320	Jarden Corp. •	32,550

		47,351

	Consumer Services - 1.5%
399	Apollo Group, Inc. Class A •	27,512

	Diversified Financials - 5.1%
1,344	Bank of America Corp.	19,875
181	Deutsche Boerse AG	14,353
130	Goldman Sachs Group, Inc.	21,294
1,014	Nasdaq OMX Group, Inc. •	21,424
1,430	UBS AG	20,929

		97,875

	Energy - 5.5%
216	Canadian Natural Resources Ltd. ADR	13,068
481	Forest Oil Corp. •	8,112
358	Hess Corp.	19,762
304	Occidental Petroleum Corp.	21,666
230	Smith International, Inc.	5,772
727	Suncor Energy, Inc.	23,619
269	Ultra Petroleum Corp. •	11,851

		103,850

	Food, Beverage & Tobacco - 4.1%
1,270	Coca-Cola Enterprises, Inc.	23,869
881	Dr Pepper Snapple Group •	21,672
304	Fomento Economico Mexicano S.A.B. De C.V. ADR	11,715
433	Philip Morris International, Inc.	20,164

		77,420

	Health Care Equipment & Services - 6.2%
628	Covidien plc	23,741
325	Edwards Lifesciences Corp. •	21,258
83	Intuitive Surgical, Inc. •	18,823
425	Medtronic, Inc.	15,064
548	St. Jude Medical, Inc. •	20,676
697	UnitedHealth Group, Inc.	19,566

		119,128

	Household & Personal Products - 0.5%
264	Estee Lauder Co., Inc.	9,609

	Insurance - 1.5%
286	ACE Ltd.	14,026
689	Marsh & McLennan Cos., Inc.	14,063

		28,089

	Materials - 2.6%
146	Agnico Eagle Mines Ltd.	8,560
311	Goldcorp, Inc.	11,703
186	Newmont Mining Corp.	7,695
1,109	Vale S.A. — SP ADR	21,881

		49,839

	Media - 1.1%
631	DreamWorks Animation SKG, Inc. •	19,895

	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
568	Alkermes, Inc. •	5,865
394	Amgen, Inc. •	24,556
845	Amylin Pharmaceuticals, Inc. •	12,423
554	Auxilium Pharmaceuticals, Inc. •	17,132
375	Cephalon, Inc. •	22,005
1,231	Daiichi Sankyo Co., Ltd.	22,199
666	Elan Corp. plc ADR •	5,247
1,804	Pfizer, Inc.	28,743
1,132	Shionogi & Co., Ltd.	23,263
652	Teva Pharmaceutical Industries Ltd. ADR	34,751

		196,184

	Real Estate - 1.0%
4,160	Wharf Holdings Ltd.	19,519

	Retailing - 10.3%
627	Advance Automotive Parts, Inc.	28,986
222	Amazon.com, Inc. •	19,030
948	Best Buy Co., Inc.	35,434
260	Dufry Group	10,128
1,759	Gap, Inc.	28,710
526	Kohl’s Corp. •	25,547
1,454	Staples, Inc.	30,557
752	Urban Outfitters, Inc. •	18,074

		196,466

	Semiconductors & Semiconductor Equipment - 4.2%
1,562	Marvell Technology Group Ltd. •	20,838
1,568	Maxim Integrated Products, Inc.	27,790
1,285	Texas Instruments, Inc.	30,907

		79,535

	Software & Services - 13.8%
626	Accenture Ltd. Class A	21,968
981	Adobe Systems, Inc. •	31,799
774	BMC Software, Inc. •	26,336
41	Google, Inc. •	17,944
686	McAfee, Inc. •	30,579
799	Microsoft Corp.	18,781
1,901	Oracle Corp.	42,078
1,405	Red Hat, Inc. •	32,081
281	Visa, Inc.	18,375

1

The Hartford Growth Opportunities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.7% — (continued)
	Software & Services - 13.8% — (continued)
1,255	Western Union Co.		$21,931

			261,872

	Technology Hardware & Equipment - 13.2%
378	Apple, Inc. •		61,680
1,530	Cisco Systems, Inc. •		33,684
527	Hewlett-Packard Co.		22,806
1,600	Hughes Telematics ⌂•†		4,320
481	Hughes Telematics •		1,444
849	Juniper Networks, Inc. •		22,190
868	NetApp, Inc. •		19,504
643	Qualcomm, Inc.		29,713
2,755	Seagate Technology		33,175
766	Western Digital Corp. •		23,184

			251,700

	Telecommunication Services - 1.1%
1,256	MTN Group Ltd.		20,677

	Transportation - 1.6%
454	FedEx Corp.		30,765

	Total common stocks (cost $1,753,455)		$1,893,641

	Total long-term investments (cost $1,753,455)		$1,893,641

	Total investments (cost $1,753,455) ▲	99.7%	$1,893,641
	Other assets and liabilities	0.3%	4,976

	Total net assets	100.0%	$1,898,617

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.9% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $1,810,679 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$250,680
Unrealized Depreciation	(167,718)

Net Unrealized Appreciation	$82,962

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $4,320, which represents 0.23% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

03/2009	1,600	Hughes Telematics — Reg D	$16,000
The aggregate value of these securities at July 31, 2009 was $4,320 which represents 0.23% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
				Appreciation/
Description	Market Value ╪	Contract Amount	Delivery Date	(Depreciation)
Hong Kong Dollar (Buy)	$4,348	$4,348	08/03/09	$—
Hong Kong Dollar (Buy)	8,364	8,364	08/04/09	—
Swiss Franc (Buy)	19,687	19,358	08/04/09	329

				$329

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$1,893,641	$1,742,738	$146,583	$4,320

Total	$1,893,641	$1,742,738	$146,583	$4,320

Other Financial Instruments *	$329	$—	$329	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Transfers In
	October 31,	Unrealized		and/or Out of	Balance as of
	2008	Depreciation	Net Purchases	Level 3	July 31, 2009

Assets:
Common Stock	$—	$(11,363)*	$15,682	$1	$4,320

Total	$—	$(11,363)	$15,682	$1	$4,320

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(11,680).

3

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.3%
60	Amerigon, Inc. •	$506
—	Standard Motor Products	4

		510

	Banks - 1.3%
23	Danvers Bancorp, Inc.	291
34	Flushing Financial Corp.	362
16	International Bancshares Corp.	216
31	Ocwen Financial Corp. •	446
16	Signature Bank •	468
24	Western Alliance Bancorp •	168

		1,951

	Capital Goods - 9.5%
17	A.O. Smith Corp.	668
12	Aaon, Inc.	229
36	Acuity Brands, Inc.	1,048
28	Advanced Battery Technologies, Inc. •	122
7	AGCO Corp. •	211
4	American Superconductor Corp. •	141
22	Applied Signal Technology	563
3	AZZ, Inc. •	133
13	Beacon Roofing Supply, Inc. •	220
28	Belden, Inc.	484
27	Ceradyne, Inc. •	493
34	Chart Industries, Inc. •	650
4	China Fire & Security Group •	65
13	Columbus McKinnon Corp. •	191
5	Cubic Corp.	206
8	EMCOR Group, Inc. •	185
9	Energy Recovery, Inc. •	66
3	ESCO Technologies, Inc. •	111
28	Esterline Technologies Corp. •	796
117	Force Protection, Inc. •	604
65	GrafTech International Ltd. •	890
3	Granite Construction, Inc.	97
49	GT Solar International, Inc. •	303
3	Heico Corp.	126
6	Joy Global, Inc.	227
9	Lennox International, Inc.	321
7	Lindsay Corp.	248
11	MasTec, Inc. •	112
2	Michael Baker Corp. •	96
21	Moog, Inc. Class A •	577
11	Orbital Sciences Corp. •	147
7	Orion Marine Group, Inc. •	153
21	Powell Industries, Inc. •	748
42	Robbins & Myers, Inc.	873
18	Taser International, Inc. •	96
20	Teledyne Technologies, Inc. •	668
32	TransDigm Group, Inc. •	1,237
30	Ultralife Batteries, Inc. •	193
4	Watsco, Inc.	188

		14,486

	Commercial & Professional Services - 3.6%
4	ABM Industries, Inc.	94
10	American Reprographics Co. LLC •	84
18	APAC TeleServices, Inc. •	92
7	Consolidated Graphics, Inc. •	128
26	Deluxe Corp.	404
—	GP Strategies Corp. •	3
7	Healthcare Services Group, Inc.	134
11	Herman Miller, Inc.	185
42	Knoll, Inc.	408
18	Manpower, Inc.	886
14	Navigant Consulting, Inc. •	160
23	Resources Connection, Inc. •	352
45	Sykes Enterprises, Inc. •	891
7	Tetra Tech, Inc. •	203
42	Watson Wyatt Worldwide, Inc.	1,573

		5,597

	Consumer Durables & Apparel - 3.4%
23	Carter’s, Inc. •	653
2	Deckers Outdoor Corp. •	127
5	Fossil, Inc. •	123
32	Iconix Brand Group, Inc. •	561
9	Jakks Pacific, Inc. •	100
82	Liz Claiborne, Inc.	257
113	Smith & Wesson Holding Corp. •	684
5	Steven Madden Ltd. •	157
9	Sturm Ruger & Co., Inc.	109
11	Tempur-Pedic International, Inc.	162
9	Timberland Co. Class A •	122
41	True Religion Apparel, Inc. •	926
7	Tupperware Brands Corp.	235
4	Under Armour, Inc. Class A •	109
17	Warnaco Group, Inc. •	607
6	Wolverine World Wide, Inc.	133

		5,065

	Consumer Services - 5.1%
3	American Public Education, Inc. •	110
8	Ameristar Casinos, Inc.	154
38	Bally Technologies, Inc. •	1,359
7	BJ’s Restaurants, Inc. •	106
8	Buffalo Wild Wings, Inc. •	313
8	California Pizza Kitchen, Inc. •	129
2	Capella Education Co. •	113
4	CEC Entertainment, Inc. •	105
12	Cheesecake Factory, Inc. •	226
13	Corinthian Colleges, Inc. •	207
4	Cracker Barrel Old Country Store, Inc.	107
6	DineEquity, Inc.	138
11	Domino’s Pizza, Inc. •	91
13	ITT Educational Services, Inc. •	1,289
7	Jack in the Box, Inc. •	154
9	Lincoln Educational Services Corp. •	176
5	P. F. Chang’s China Bistro, Inc. •	164
4	Papa John’s International, Inc. •	108
10	Pinnacle Entertainment, Inc. •	98
15	Pre-Paid Legal Services, Inc. •	736
31	Red Robin Gourmet Burgers, Inc. •	571
13	Texas Roadhouse, Inc. •	145
—	Universal Travel Group •	5
35	WMS Industries, Inc. •	1,273

		7,877

	Diversified Financials - 1.6%
11	Advance America Cash Advance Centers, Inc.	58
40	Ezcorp, Inc. •	504
7	First Cash Financial Services, Inc. •	130
59	GFI Group, Inc.	379

1

The Hartford SmallCap Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% — (continued)
	Diversified Financials - 1.6% — (continued)
13	Knight Capital Group, Inc. •	$232
7	Life Partners Holdings, Inc.	159
43	optionsXpress Holdings, Inc.	782
2	Stifel Financial •	115

		2,359

	Energy - 4.4%
8	Alon USA Energy, Inc.	84
39	Arena Resources, Inc. •	1,277
5	Carbo Ceramics, Inc.	205
91	Complete Production Services, Inc. •	753
3	Dril-Quip, Inc. •	146
—	Isramco, Inc. •	7
4	Lufkin Industries, Inc.	163
9	Matrix Service Co. •	94
101	McMoRan Exploration Co. •	644
118	Rosetta Resources, Inc. •	1,225
24	St. Mary Land & Exploration Co.	576
52	Union Drilling, Inc. •	368
5	Uranium Energy Corp. •	13
108	Vaalco Energy, Inc. •	476
30	W&T Offshore, Inc.	323
12	Willbros Group, Inc. •	171
5	World Fuel Services Corp.	207

		6,732

	Food & Staples Retailing - 0.8%
21	BJ’s Wholesale Club, Inc. •	704
7	Casey’s General Stores, Inc.	181
6	Pantry, Inc. •	112
6	United Natural Foods, Inc. •	160

		1,157

	Food, Beverage & Tobacco - 1.0%
3	American Dairy, Inc. •	69
5	American Italian Pasta Co. •	170
104	Darling International, Inc. •	731
2	J&J Snack Foods Corp.	104
5	Lancaster Colony Corp.	209
3	Lance, Inc.	84
4	Sanderson Farms, Inc.	158

		1,525

	Health Care Equipment & Services - 10.3%
14	Align Technology, Inc. •	154
4	Amedisys, Inc. •	159
59	American Medical Systems Holdings •	909
8	Amerigroup Corp. •	203
62	Angiodynamics, Inc. •	774
5	Athenahealth, Inc. •	176
9	Beckman Coulter, Inc.	542
4	Catalyst Health Solutions •	99
6	Centene Corp. •	124
10	Community Health Systems, Inc. •	283
38	Corvel Corp. •	930
35	Cyberonics, Inc. •	581
41	Eclipsys Corp. •	754
4	Emergency Medical Services •	137
1	Enteromedics, Inc. •	2
4	Genoptix, Inc. •	123
3	Haemonetics Corp. •	174
19	Hanger Orthopedic Group, Inc. •	259
11	HealthSouth Corp. •	165
81	Healthspring, Inc. •	1,028
5	HMS Holdings Corp. •	204
4	ICU Medical, Inc. •	157
4	IPC The Hospitalist Co. •	98
2	Landauer, Inc.	106
25	LHC Group, Inc. •	737
26	LifePoint Hospitals, Inc. •	728
42	Masimo Corp. •	1,016
10	MedAssets, Inc. •	191
5	NuVasive, Inc. •	201
80	OraSure Technologies, Inc. •	228
30	Orthofix International N.V. •	839
7	Palomar Medical Technologies, Inc. •	110
28	PharMerica Corp. •	580
9	Phase Forward, Inc. •	125
4	Providence Service Corp. •	47
4	Quality Systems	233
5	Rehabcare Group, Inc. •	126
5	Sirona Dental Systems, Inc. •	139
7	STERIS Corp.	194
36	Symmetry Medical, Inc. •	312
9	Thoratec Corp. •	227
17	Triple-S Management Corp., Class B •	298
20	U.S. Physical Therapy, Inc. •	325
—	Utah Medical Products, Inc.	4
15	Volcano Corp. •	226
—	Young Innovations, Inc.	4
38	Zoll Medical Corp. •	697

		15,728

	Household & Personal Products - 2.4%
192	American Oriental Bioengineering, Inc. •	1,168
2	Chattem, Inc. •	147
129	Nu Skin Enterprises, Inc. Class A	2,317

		3,632

	Insurance - 1.9%
29	Allied World Assurance Holdings Ltd.	1,264
52	Amerisafe, Inc. •	870
13	Axis Capital Holdings Ltd.	367
6	Platinum Underwriters Holdings Ltd.	213
5	Tower Group, Inc.	122

		2,836

	Materials - 1.5%
3	BWAY Holding Co. •	49
10	Calgon Carbon Corp. •	126
—	China Green Agriculture, Inc. •	4
32	Cliff’s Natural Resources, Inc.	888
38	Headwaters, Inc. •	116
4	Koppers Holdings, Inc.	121
5	LSB Industries, Inc. •	97
2	Newmarket Corp.	148
2	Omnova Solutions, Inc. •	10
2	Paramount Gold & Silver Corp. •	3
15	Rock Tenn Co. Class A	658
2	Silgan Holdings, Inc.	110
7	Worthington Industries, Inc.	94

		2,424

	Media - 1.7%
80	Arbitron, Inc.	1,304
—	Carmike Cinemas, Inc.	4

2

The Hartford SmallCap Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% — (continued)
	Media - 1.7% — (continued)
10	Dolan Media Co. •	$134
27	Marvel Entertainment, Inc. •	1,068
1	Rentrak Corp. •	17

		2,527

	Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
119	Alkermes, Inc. •	1,226
85	Arena Pharmaceuticals, Inc. •	434
1	Aryx Therapeutics, Inc. •	3
4	Avanir Pharmaceuticals •	9
7	AVI BioPharma, Inc. •	17
4	Bio-Rad Laboratories, Inc. Class A •	317
32	Bruker Corp. •	318
97	Celera Corp. •	584
52	Cepheid, Inc. •	552
87	Cubist Pharmaceuticals, Inc. •	1,732
23	Cypress Bioscience •	202
192	Cytokinetics, Inc. •	567
2	Dionex Corp. •	109
12	Enzon, Inc. •	100
1	Harvard Bioscience, Inc. •	4
9	Impax Laboratories, Inc. •	69
10	Isis Pharmaceuticals, Inc. •	186
—	Lannet, Inc. •	4
8	Martek Biosciences Corp.	178
79	Medicines Co. •	637
22	Myriad Genetics, Inc. •	603
20	Nektar Therapeutics •	139
36	Onyx Pharmaceuticals, Inc. •	1,293
23	OSI Pharmaceuticals, Inc. •	784
20	PDL Biopharma, Inc.	163
20	Perrigo Co.	543
32	Pharmasset, Inc. •	491
21	Questcor Pharmaceuticals •	124
70	Regeneron Pharmaceuticals, Inc. •	1,505
54	Rigel Pharmaceuticals, Inc. •	451
125	Salix Pharmaceuticals Ltd. •	1,516
80	Seattle Genetics, Inc. •	965
44	Sepracor, Inc. •	755
15	Spectrum Pharmaceuticals, Inc. •	101
28	Theravance, Inc. •	424
18	Varian, Inc. •	924
16	VIVUS, Inc. •	118
15	Watson Pharmaceuticals, Inc. •	504
23	Xenoport, Inc. •	471

		19,122

	Real Estate - 0.8%
11	American Capital Agency Corp.	260
65	Anworth Mortgage Asset Corp.	486
39	MFA Mortgage Investments, Inc.	286
2	PS Business Parks, Inc.	112
4	Tanger Factory Outlet Center	142

		1,286

	Retailing - 5.2%
8	99 Cents Only Stores •	118
8	Abercrombie & Fitch Co. Class A	234
42	Big Lots, Inc. •	963
2	Blue Nile, Inc. •	102
6	Cato Corp.	115
6	Children’s Place Retail Stores, Inc. •	190
26	Citi Trends, Inc. •	769
18	Collective Brands, Inc. •	279
2	Core-Mark Holding Co., Inc. •	57
—	Destination Maternity Corp. •	5
7	Fred’s, Inc.	99
27	Gymboree Corp. •	1,092
5	Hibbett Sports, Inc. •	98
31	Hot Topic, Inc. •	243
7	J. Crew Group, Inc. •	200
8	Jo-Ann Stores, Inc. •	190
22	Joseph A. Bank Clothiers, Inc. •	810
17	Netflix, Inc. •	734
28	Nutri/System, Inc.	391
31	Overstock.com, Inc. •	406
7	PetMed Express, Inc. •	136
4	Tractor Supply Co. •	188
154	Wet Seal, Inc. Class A •	507

		7,926

	Semiconductors & Semiconductor Equipment - 4.9%
21	Amkor Technology, Inc. •	129
37	Atheros Communications, Inc. •	925
4	Hittite Microwave Corp. •	147
9	Microsemi Corp. •	127
4	Netlogic Microsystems, Inc. •	156
3	NVE Corp. •	135
92	ON Semiconductor Corp. •	675
80	PMC — Sierra, Inc. •	733
254	RF Micro Devices, Inc. •	1,321
8	Semtech Corp. •	145
167	Skyworks Solutions, Inc. •	2,020
23	Tessera Technologies, Inc. •	643
12	Varian Semiconductor Equipment Associates, Inc. •	397

		7,553

	Software & Services - 13.8%
15	Acxiom Corp.	147
5	Advent Software, Inc. •	168
10	Ariba, Inc. •	107
165	Art Technology Group, Inc. •	627
52	AsiaInfo Holdings, Inc. •	1,009
7	Blackbaud, Inc.	122
4	Blackboard, Inc. •	134
40	Commvault Systems, Inc. •	702
6	Concur Technologies, Inc. •	191
38	CSG Systems International, Inc. •	629
7	CyberSource Corp. •	121
7	DealerTrack Holdings, Inc. •	137
4	Digital River, Inc. •	138
53	Earthlink, Inc. •	450
10	Gartner, Inc. Class A •	168
12	Global Cash Access, Inc. •	107
66	Informatica Corp. •	1,215
49	j2 Global Communications, Inc. •	1,180
13	Jack Henry & Associates, Inc.	273
28	JDA Software Group, Inc. •	577
6	Manhattan Associates, Inc. •	110
3	MAXIMUS, Inc.	113
28	Mercadolibre, Inc. •	820
2	MicroStrategy, Inc. •	114

3

The Hartford SmallCap Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% — (continued)
	Software & Services - 13.8% — (continued)
3	MoneyGram International, Inc. •	$7
22	Net 1 UEPS Technologies, Inc. •	376
111	Parametric Technology Corp. •	1,435
6	Pegasystems, Inc.	177
11	Rackspace Hosting, Inc. •	152
33	Red Hat, Inc. •	753
17	RightNow Technologies, Inc. •	203
10	S1 Corp. •	72
169	Sapient Corp. •	1,128
10	Smith Micro Software, Inc. •	113
11	Sohu.com, Inc. •	655
6	Solarwinds, Inc. •	126
38	Solera Holdings, Inc. •	1,026
3	SPSS, Inc. •	151
9	Sybase, Inc. •	329
4	Syntel, Inc.	165
6	Taleo Corp. Class A •	108
50	TeleCommunication Systems, Inc. Class A •	410
104	Tibco Software, Inc. •	904
64	TiVo, Inc. •	659
100	United Online, Inc.	914
12	Valueclick, Inc. •	132
12	VistaPrint Ltd. •	505
5	Vocus, Inc. •	79
12	Websense, Inc. •	171
31	Wright Express Corp. •	869

		20,978

	Technology - 0.1%
17	Polypore International, Inc. •	205

	Technology Hardware & Equipment - 7.2%
59	3Com Corp. •	224
4	Acme Packet, Inc. •	41
5	ADTRAN, Inc.	116
3	Anaren Microwave, Inc. •	55
44	Arris Group, Inc. •	537
17	Aruba Networks, Inc. •	150
47	Avocent Corp. •	727
60	Benchmark Electronics, Inc. •	954
15	Brightpoint, Inc. •	91
12	Cogent, Inc. •	136
4	Comtech Telecommunications Corp. •	119
22	Harmonic, Inc. •	152
17	Ingram Micro, Inc. •	291
19	Interdigital, Inc. •	569
25	Multi-Fineline Electronix, Inc. •	572
23	Novatel Wireless, Inc. •	213
4	Osi Systems, Inc. •	73
25	Palm, Inc. •	390
6	Plantronics, Inc.	140
22	Plexus Corp. •	576
29	Polycom, Inc. •	684
55	QLogic Corp. •	717
70	Riverbed Technology, Inc. •	1,393
63	Starent Networks Corp. •	1,512
5	STEC, Inc. •	157
5	Synaptics, Inc. •	121
8	Tekelec •	150

		10,860

	Telecommunication Services - 1.9%
1	AboveNet, Inc. •	117
28	Atlantic Tele-Network, Inc.	1,153
24	Centennial Cellular Corp. Class A •	187
1	Incontact, Inc. •	5
8	Iowa Telecommunications Services, Inc.	102
8	Neutral Tandem, Inc. •	252
20	NTELOS Holdings Corp.	312
4	Open Text Corp. •	147
11	Premiere Global Services, Inc. •	107
3	Shenandoah Telecommunications Co.	64
20	Syniverse Holdings, Inc. •	347
6	USA Mobility, Inc.	80
16	Virgin Mobile USA, Inc. •	77

		2,950

	Transportation - 2.1%
42	Hub Group, Inc. •	892
14	Knight Transportation, Inc.	252
21	Marten Transport Ltd. •	364
16	Old Dominion Freight Line, Inc. •	552
16	Saia, Inc. •	296
43	Werner Enterprises, Inc.	768

		3,124

	Utilities - 0.7%
5	New Jersey Resources Corp.	186
3	South Jersey Industries, Inc.	98
28	UniSource Energy Corp.	778

		1,062

	Total common stocks (cost $148,945)	$149,472

	Total long-term investments (cost $148,945)	$149,472

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $41, collateralized by FNMA 4.00%, 2039, value of $41)
$41	0.20%, 7/31/2009	$41
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $420, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $437)
420	0.18%, 7/31/2009	420

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $785, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $801)

785	0.21%, 7/31/2009	785

4

The Hartford SmallCap Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.5% — (continued)
	Repurchase Agreements - 1.4% — (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $446, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $455)

$446	0.20%, 7/31/2009		$446
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $258, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $263)
258	0.21%, 7/31/2009		258
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $120, collateralized by U.S. Treasury Note 4.25%, 2014, value of $122)
120	0.19%, 7/31/2009		120
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $114, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $117)
114	0.16%, 7/31/2009		114

			2,185

	U.S. Treasury Bills - 0.1%
75	0.18%, 10/15/2009□○		75

	Total short-term investments (cost $2,260)		$2,260

	Total investments (cost $151,205) ▲	99.5%	$151,732
	Other assets and liabilities	0.5%	836

	Total net assets	100.0%	$152,568

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.4% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $155,075 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,721
Unrealized Depreciation	(25,064)

Net Unrealized Depreciation	$(3,343)

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	11	Long	Sep 2009	$46

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$149,472	$149,472	$—	$—
Short-Term Investments	2,260	—	2,260	—

Total	$151,732	$149,472	$2,260	$—

Other Financial Instruments *	$46	$46	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

5

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.8%
	Alabama - 0.8%
	Huntsville, AL, GO
$1,855	5.25%, 05/01/2022 ‡	$1,975

	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	380
	Anchorage, AK, GO
610	5.25%, 08/01/2028	646

		1,026

	Arizona - 3.0%
	Arizona State Transportation Board Highway Rev
2,000	5.25%, 07/01/2025	2,143
	Arizona Sundance Community Fac Dist, Special Assess Rev #2
363	7.13%, 07/01/2027 ▪	309
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	186
	Pima County, AZ, Charter Schools Proj
990	5.75%, 07/01/2016	899
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	857
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	3,031
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	202

		7,627

	California - 15.2%
	Aliso Viejo, CA, Community Fac Dist Special Tax
500	6.00%, 09/01/2038	365
	Beaumont, CA, FA Improvement Area #8
250	5.05%, 09/01/2037 ⌂	158
	Beaumont, CA, FA Local Agency Rev Ser A
50	7.25%, 09/01/2020	55
	Big Bear Municipal Water Dist, Ref Lake Improvements
250	5.00%, 11/01/2024	213
	Burbank, CA, FA Rev South San Fernando Redev Proj
350	5.50%, 12/01/2023	301
	California Educational Fac Auth, Dominican University
300	5.00%, 12/01/2025	247
	California Educational Fac Auth, Golden Gate University
455	5.00%, 10/01/2025	336
	California Educational Fac Auth, La Verne University
180	5.00%, 06/01/2031	142
	California Educational Fac Auth, Pitzer College
630	5.00%, 04/01/2030	570
	California Educational Fac Auth, Woodbury University
200	5.00%, 01/01/2025	150
	California Health Fac FA, Catholic Healthcare West
250	5.25%, 07/01/2023	239
	California Municipal FA, University Students Coop Assoc
250	4.75%, 04/01/2027	188
	California Public Works Board, Dept of Health Services Richmond Lab
300	5.00%, 11/01/2030	251
	California Public Works Board, Dept of Mental Health Patton
200	5.38%, 04/01/2028	183
	California State Dept of Water Resources Supply Rev
500	5.00%, 05/01/2022	535
	California State Enterprise Auth, Sewer FA Rev AMT
500	5.30%, 09/01/2047	394
	California State GO
3,515	6.50%, 04/01/2033	3,789
	California State Public Works Board
170	6.13%, 04/01/2029	173
2,000	6.25%, 04/01/2034	2,055
	California Statewide Community DA, California Baptist University
1,000	5.50%, 11/01/2038	660
	California Statewide Community DA, CHF-Irvine, LLC
700	5.75%, 05/15/2032	636
	California Statewide Community DA, Drew School
750	5.30%, 10/01/2037	495
	California Statewide Community DA, Enloe Medical Center
500	5.50%, 08/15/2023	494
	California Statewide Community DA, Health Services Rev
250	6.00%, 10/01/2023	255
	California Statewide Community DA, Huntington Park Rev
600	5.15%, 07/01/2030	398
	California Statewide Community DA, Thomas Jefferson School of Law
500	7.25%, 10/01/2032	444
	California Statewide Community DA, Windrush School
250	5.50%, 07/01/2037	175
	Capistrano, CA, USD Community Fac Dist Special Tax #90-2 Talega (Prerefunded with State and Local Gov’t Securities)
250	5.90%, 09/01/2020	296
	Carlsbad, CA, Special Tax
260	6.05%, 09/01/2028	212
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	312
	Contra Costa County, CA, Public FA Tax Allocation
70	5.63%, 08/01/2033	62
	Corona, CA, Redev Agency Tax Allocation
300	4.50%, 11/01/2032	245
	El Dorado Irrigation Dist
300	5.38%, 08/01/2024	311

The Hartford Tax-Free National Fund
Schedule of Investments —  (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.8% — (continued)
	California - 15.2% — (continued)
	Fontana, CA, Redev Agency Tax Allocation Ref, Jurupa Hills Redev Proj
$400	5.50%, 10/01/2027	$395
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	414
	Imperial, CA, Special Tax Community Fac
325	5.00%, 09/01/2026 ⌂	224
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
95	6.35%, 09/02/2027	80
	Kern County, CA, Tobacco Securitization Agency
975	6.00%, 06/01/2029	746
	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-6
150	5.00%, 09/01/2030 ⌂	102
	Lathrop, CA, FA Rev Water Supply Proj
1,000	6.00%, 06/01/2035	791
	Los Alamitos California University
500	5.50%, 08/01/2033	506
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	648
	Modesto, CA, Irrigation Dist
500	5.50%, 07/01/2035	477
	Monterey County, CA, Certificate of Participation
500	4.50%, 08/01/2037	384
	Morongo Band of Mission Indians Enterprise Rev
2,655	6.50%, 03/01/2028 ▪	2,204
	Oceanside, CA, Community Development Committee, Downtown Redev Proj
300	5.70%, 09/01/2025	266
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	514
	Port of Oakland
2,540	5.75%, 11/01/2022	2,466
	Port of Oakland (Prerefunded with State & Local Gov’t Securities)
20	5.75%, 11/01/2022	21
	Rancho Mirage, CA, Joint Powers FA Rev, Eisenhower Medical Center
500	5.00%, 07/01/2038	415
	Riverside County, CA, Public FA Tax Allocation, Jurupa Desert & Interstate 215
200	4.50%, 10/01/2037	135
	Roseville, CA, FA Special Tax Rev
500	5.00%, 09/01/2033	332
	Roseville, CA, Special Tax Dist Westpark
200	5.25%, 09/01/2025	144
	Sacramento, CA, FA Lease Rev MBIA AMT
339	0.76%, 07/15/2027 Δ	295
	San Bernardino Community College Dist
500	6.38%, 08/01/2026	566
	San Diego Public Fac FA Water Rev
500	5.25%, 08/01/2038	478
	San Diego, CA, Redev Agency Tax Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	174
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	179
	San Manuel, CA, Entertainment Auth Public Improvement
1,000	4.50%, 12/01/2016 ⌂	858
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	685
	Santa Margarita, CA, Water Dist Special Tax Community Fac Dist
200	6.00%, 09/01/2030	237
	Sierra View, CA, Local Health Care Dist
1,000	5.25%, 07/01/2032	831
	Southern California Public Power Auth
500	5.00%, 07/01/2023	514
	Stockton, CA, Wastewater System Proj MBIA
375	5.20%, 09/01/2029	366
	Temecula, CA, Redev Agency Tax Allocation Rev
250	5.63%, 12/15/2038	187
	Torrance, CA, USD
500	5.38%, 08/01/2024	532
2,000	5.50%, 08/01/2025	2,129
	Tuolumne Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,024
	Turlock, CA, Health Fac Rev, Emanuel Medical Center
500	5.13%, 10/15/2037	337
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,251
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	386
	William S Hart USD Special Tax
300	5.25%, 09/01/2026	215

		37,847

	Colorado - 4.4%
	Adams County, CO
1,000	5.13%, 12/01/2029	1,016
	Antelope Heights Metro Dist GO
1,125	5.00%, 12/01/2037	773
	Arapaho County, CO, Conservatory Metro Dist
2,000	5.13%, 12/01/2037	1,297
	Bromley Park, CO, Metro Dist #2 GO
2,000	5.13%, 12/01/2037	1,674
	Colorado E-470 Public Highway Auth Rev
1,125	5.50%, 09/01/2024	1,012
	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis
990	6.13%, 12/15/2035 ▪	700
	Denver, CO, Rendezvous Residential Metro Dist GO
600	5.38%, 12/01/2021	447
	Ebert Metropolitan Dist GO
3,000	5.35%, 12/01/2037	2,247
	Pinery West, CO, Metro Dist #2 GO
1,000	4.50%, 12/01/2032	626

The Hartford Tax-Free National Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.8% — (continued)
	Colorado - 4.4% — (continued)
	Reata, CO, North Metro Dist GO
$1,000	5.50%, 12/01/2032 ⌂	$596
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	660

		11,048

	Delaware - 0.7%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,284
	New Castle County, DE, DA
500	5.00%, 07/15/2033	516

		1,800

	District of Columbia - 2.6%
	Dist of Columbia University Rev
3,000	5.25%, 04/01/2034	3,052
	Metropolitan Washington DC Airport Auth
2,500	5.50%, 10/01/2027	2,510
	Washington DC Metropolitan Area Transit
1,000	5.13%, 07/01/2032	1,003

		6,565

	Florida - 7.5%
	Amelia Walk Community Development
975	5.50%, 05/01/2037 ⌂	467
	Bellalgo, FL, Education Fac Benefits Dist Capital
845	5.85%, 05/01/2022	647
	Clearwater Water and Sewer Rev
2,500	5.25%, 12/01/2039	2,422
	Colonial Country Club Community Development Dist, Capital Improvement Rev
470	6.40%, 05/01/2033	455
	Florida Village Community Development
985	6.50%, 05/01/2033	948
	Florida Village Community Development Dist No 8
1,140	6.38%, 05/01/2038	830
	Jacksonville, FL, Econ Development Community Health Care Facilities
5,000	6.25%, 09/01/2027	4,354
	Lee County, FL, Industrial Development Auth
1,500	5.25%, 06/15/2027	979
	Miami-Dade County Aviation Rev
1,645	5.50%, 10/01/2036	1,604
	Miami-Dade County, FL, Educational Facilities Auth
2,000	5.75%, 04/01/2028	2,052
	Palm Beach County, FL, Health FA Rev Waterford Proj
3,300	5.75%, 11/15/2026	2,554
	River Bend Community Development Dist, Capital Improvement Rev
970	7.13%, 11/01/2015 •	586
	Rolling Hills Community Development Dist
65	5.45%, 05/01/2037 ⌂	42
	Tolomato, FL, Community Development Dist
1,200	6.65%, 05/01/2040	801
	University Square Community Development
495	5.88%, 05/01/2038	311

		19,052

	Georgia - 4.2%
	Atlanta Airport Revenues
3,000	4.00%, 01/01/2030 Δ	3,000
	Atlanta Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,530
	Dekalb County, GA, DA
1,000	6.00%, 07/01/2034	1,032
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,296
	Fulton County, GA, Water & Sewer Rev FGIC
35	6.38%, 01/01/2014	39
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State and Local Gov’t Securities)
1,765	6.38%, 01/01/2014	1,972
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,071
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov’t Securities)
55	6.50%, 01/01/2017	66
	Marietta, GA, DA
1,000	7.00%, 06/15/2030	854

		10,860

	Idaho - 0.6%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,637

	Illinois - 5.0%
	Bolingbrook, IL, Sales Tax Rev
445	6.25%, 01/01/2024	224
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc.
750	5.50%, 12/01/2030	300
	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B
1,000	6.75%, 06/01/2022 ⌂	871
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,800	5.75%, 03/01/2037 ⌂	1,046
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
800	6.00%, 03/01/2046 ⌂	471
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,495
	Illinois Education FA, Augustana College Ser A
1,000	5.70%, 10/01/2032	842
	Illinois FA Rev
800	5.25%, 11/01/2039	796
2,930	5.38%, 07/01/2033 - 08/15/2039	2,698
310	6.25%, 02/01/2033	301
	Plano, IL, Lakewood Springs Proj Special Services Area
497	6.10%, 03/01/2035	350
	Round Lake, IL, Special Tax Rev
960	4.70%, 03/01/2033	885
	Round Lake, IL, Special Tax Rev (Prerefunded with State and Local Gov’t Securities)
494	6.70%, 03/01/2033	577

The Hartford Tax-Free National Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.8% — (continued)
	Illinois - 5.0% — (continued)
	Springfield, IL, Water Rev
$500	5.25%, 03/01/2026	$528
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	766
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
939	6.88%, 03/01/2033	764

		12,914

	Indiana - 1.4%
	Indiana FA Hospital Rev
2,000	6.75%, 03/01/2035	2,028
	Indiana Municipal Power Agency
500	5.75%, 01/01/2034	504
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,109

		3,641

	Louisiana - 1.5%
	Louisiana Public Fac Auth, Oschner Clinic Foundation Proj (Prerefunded with US Gov’t Securities)
500	5.50%, 05/15/2027	540
	Louisiana Public Fac Auth, Susla Fac Inc
1,000	5.75%, 07/01/2039 ⌂	671
	Louisiana Public Facilities Auth
2,500	6.75%, 07/01/2039	2,505

		3,716

	Maryland - 0.3%
	Maryland State Community Development Admin
600	4.38%, 09/01/2016	624

	Michigan - 4.0%
	Detroit, MI, GO
5,000	5.00%, 04/01/2016	4,239
	Detroit, MI, Water Supply System Ref Rev FGIC
1,750	6.50%, 07/01/2015	1,879
	Grand Valley State University
1,500	5.50%, 12/01/2027	1,522
	Michigan Hospital FA, Rev Ref Henry Ford Health System (Prerefunded with State and Local Gov’t Securities)
500	5.63%, 03/01/2017	576
	Michigan State Hospital FA, McLaren Health Care
2,000	5.63%, 05/15/2028	1,918

		10,134

	Minnesota - 7.6%
	Baytown Township, MN
250	7.00%, 08/01/2038	204
	Becker, MN, ISD #726 GO FSA (Prerefunded by Crossover Bond)
1,300	6.00%, 02/01/2017	1,331
	Brainerd, MN, ISD #181 GO FGIC
500	5.38%, 02/01/2016	542
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030	504
	Duluth, MN, Econ DA Health Care Fac Rev Benedictine Health System St Mary’s (Prerefunded with State & Local Gov’t Securities)
1,130	5.50%, 02/15/2023	1,315
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	164
	Golden Valley, MN, Breck School Proj Rev (Prerefunded with State & Local Gov’t Securities)
1,000	5.88%, 10/01/2019	1,008
	Golden Valley, MN, Calvary Center Apts Proj AMT
500	4.85%, 12/20/2041	428
	Minneapolis & St Paul, MN, Airport Commission FGIC AMT
1,000	5.63%, 01/01/2018	1,010
	Minneapolis, MN, Housing Rev
400	5.00%, 10/01/2037	249
	Minneapolis, MN, Multifamily Housing Rev AMT
350	5.40%, 04/01/2028	262
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	266
	Minneapolis, MN, Tax Increment Grant Park Proj
350	5.35%, 02/01/2030	230
	Minnesota Agricultural Society, State Fair Rev
835	5.13%, 09/15/2023	851
	Minnesota Agriculture and Econ Development Healthcare Fac, Benedictine Health (Prerefunded with US Gov’t Securities)
1,000	5.25%, 02/15/2014	1,033
	Minnesota Intermediate School Dist Lease Rev
372	5.30%, 11/01/2032	376
	Minnesota State GO
500	4.00%, 12/01/2023	515
	Ramsey, MN, Lease Rev Pact Charter School Proj
750	6.50%, 12/01/2022	646
	Renville County, MN, Housing & Redev Auth, Health & Human Services
360	4.60%, 02/01/2027	305
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015 o	1,651
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
800	6.75%, 12/01/2022	689
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
1,000	6.00%, 09/01/2036	711
	St Paul, MN, Housing & Redev Auth, Hope Community Academy Proj
450	6.25%, 12/01/2019	381
	St Paul, MN, Housing & Redev Auth, Lease Rev
825	5.00%, 12/01/2036	519
860	6.00%, 12/01/2018	764

The Hartford Tax-Free National Fund
Schedule of Investments —  (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.8% — (continued)
	Minnesota - 7.6% — (continued)
	St Paul, MN, PA Lease Rev
$500	5.00%, 12/01/2019	$527
	Stillwater, MN, Multifamily Housing Rev AMT
400	5.38%, 02/01/2032	274
	University of Minnesota (Prerefunded with State & Local Gov’t Securities)
1,000	5.75%, 07/01/2018	1,229
	Waconia, MN, Health Care Fac Rev, Ridgeview Medical Center Proj (Prerefunded with State & Local Gov’t Securities)
1,000	6.10%, 01/01/2019	1,021
	Willmar, MN, Rice Memorial Hospital Proj FSA
250	5.00%, 02/01/2025	257

		19,262

	Missouri - 0.9%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027 ⌂	475
	Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj
1,000	5.75%, 03/01/2029	717
	St Louis, MO, Industrial DA, Confluence Academy Proj
550	5.35%, 06/15/2032	375
	Stone Canyon, MO, Community Improvement Proj
1,000	5.75%, 04/01/2027	702

		2,269

	Nebraska - 1.0%
	Nebraska Public Power Dist Rev
2,500	5.00%, 01/01/2033	2,446

	New Hampshire - 0.3%
	New Hampshire Health & Education Fac, Elliot Hospital
750	5.60%, 10/01/2022	745

	New Jersey - 0.8%
	New Jersey Health Care Facilities FA Rev
2,145	5.75%, 10/01/2031	2,134

	New Mexico - 0.2%
	Cabezon, NM, Public Improvement Dist
665	5.20%, 09/01/2015	574

	New York - 7.7%
	Albany, NY, Brighter Choice Charter School
200	5.00%, 04/01/2037	131
	Albany, NY, IDA Civic Fac Rev
250	5.00%, 07/01/2037	190
	Cattaraugus County, NY, IDR St Bonaventure University
175	5.10%, 05/01/2031	136
	Chemung County, NY, IDA Civic Fac Rev, Arnot Ogden Medical Center
125	5.00%, 11/01/2034	102
	Erie County, NY, IDA Applied Tech Charter School Proj
800	6.75%, 06/01/2025	643
	Erie County, NY, IDA Global Concepts Charter School Proj
500	6.25%, 10/01/2037	379
	Genesee County, NY, IDA United Memorial Medical Center Proj
160	5.00%, 12/01/2032	106
	Madison County, NY, IDA Civic Fac Rev Oneida Health System
250	5.50%, 02/01/2032	204
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside, Ser A
1,500	6.50%, 01/01/2027	1,212
	New York City Health & Hospital Corp
500	5.50%, 02/15/2023	520
	New York Dorm Auth, Brooklyn Law School
250	5.50%, 07/01/2019	255
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	83
	New York Dorm Auth, Mount St Mary College
400	5.00%, 07/01/2027	341
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	140
	New York Dorm Auth, State University Dorm Fac (Prerefunded with US Gov’t Securities)
450	5.00%, 07/01/2032	503
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	257
	New York Dorm Auth, Winthrop South Nassau University
200	5.50%, 07/01/2023	188
	New York Energy Research & DA, Elec Fac Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	218
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	465
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	443
	New York State Dormitory Auth, Rev Non St
2,000	5.38%, 03/01/2029	2,043
	New York Tobacco Settlement FA
400	5.50%, 06/01/2022	412
	New York, NY, GO
45	5.75%, 03/01/2019	48
1,000	6.25%, 10/15/2028	1,114
	New York, NY, IDA American Airlines JFK International Airport AMT
1,210	7.13%, 08/01/2011	1,153
150	8.00%, 08/01/2012	145
	New York, NY, IDA Civic Fac Rev, YMCA of Greater NY Proj
250	5.25%, 08/01/2021	253

The Hartford Tax-Free National Fund
Schedule of Investments —  (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.8% — (continued)
	New York - 7.7% — (continued)
	New York, NY, Transitional FA Future Tax Secured
$450	5.00%, 08/01/2023	$467
	Otsego County, NY, IDA Civic Fac Rev Hartwick College Proj
200	6.00%, 07/01/2011	199
	Rensselaer County, NY, Industrial Improvements
200	5.00%, 01/01/2036	192
	Rensselaer, NY, School Dist Certificate of Participation
600	5.00%, 06/01/2036	472
	Seneca Nation Indians Capital Improvement Special Tax
1,160	5.00%, 12/01/2023 ▪	862
	St Lawrence, NY, IDA Civic Fac Rev, Clarkson University Proj
450	5.00%, 07/01/2023	449
	Suffolk County, NY, Jeffersons Ferry Proj
500	5.00%, 11/01/2028	394
	TSACS, Inc, NY, Tobacco Settlement
500	5.13%, 06/01/2042	323
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027	3,416
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	440

		18,898

	North Carolina - 0.3%
	Mecklenburg County, NC
795	5.00%, 02/01/2024	841

	Ohio - 1.9%
	Cuyahoga Community College
1,200	5.00%, 08/01/2027	1,228
	Hamilton, OH, School Dist Improvement
1,270	6.15%, 12/01/2016	1,561
	Ohio State Higher Educational Facilities Rev
2,000	5.50%, 12/01/2036	2,007

		4,796

	Oklahoma - 0.5%
	Tulsa County, OK, St. Francis Health Care System
1,210	5.00%, 12/15/2029	1,140

	Other U.S. Territories - 1.3%
	Guam Government
565	5.75%, 12/01/2034	547
	Puerto Rico Commonwealth
1,430	5.50%, 07/01/2032	1,298
	Puerto Rico Housing FA
1,000	5.13%, 12/01/2027	1,026
	University Virgin Islands
270	5.13%, 12/01/2022	250
225	5.25%, 12/01/2023 - 12/01/2024	204
	Virgin Islands Public FA Rev
300	4.25%, 10/01/2029	236

		3,561

	Pennsylvania - 3.0%
	Chester County, PA
1,000	5.00%, 07/15/2029	1,067
	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj
800	6.13%, 02/01/2028	516
	Pennsylvania State Higher Educational FA Rev
2,145	5.75%, 07/01/2028	1,932
	Pennsylvania Turnpike Commission
665	6.00%, 06/01/2028	723
	Philadelphia Municipal Auth
750	6.38%, 04/01/2029	767
1,000	6.50%, 04/01/2034	1,024
	Scranton, PA, Parking Auth
1,825	5.25%, 06/01/2034	1,569

		7,598

	Rhode Island - 0.9%
	Central Falls, RI, Detention FA Fac Rev
890	6.75%, 01/15/2013	858
	Tobacco Settlement Financing Corp
2,000	6.25%, 06/01/2042	1,460

		2,318

	South Carolina - 0.5%
	South Carolina Jobs Econ DA Rev
2,000	4.70%, 04/01/2035	1,228

	South Dakota - 0.8%
	South Dakota Housing DA
1,985	6.13%, 05/01/2033	2,098

	Tennessee - 0.0%
	McMinn County, TN, IDA PCR Calhoun Newsprint Co Proj
500	7.63%, 03/01/2016 Ω	70

	Texas - 8.9%
	Corpus Christi, TX, Independent School Dist
1,525	5.00%, 08/15/2026	1,572
	Dallas Fort Worth, TX, International Airport
2,000	6.00%, 11/01/2028 - 11/01/2032	1,973
	Harris County, TX, Cultural Education Fac Baylor CLG Medicine
2,145	5.63%, 11/15/2032	2,141
	Houston, TX, Airport System Rev
1,070	5.50%, 07/01/2034 ¤	1,053
1,500	6.75%, 07/01/2021	1,204
	Houston, TX, Utility Systems Rev
2,000	6.00%, 11/15/2036	2,134
	Lower Colorado River Auth Rev
2,000	7.25%, 05/15/2037	2,164
	Mc Lennan County, TX, Public Fac
2,000	6.63%, 06/01/2035	2,107
	North Texas Tollway Auth
4,000	6.00%, 01/01/2025	4,269
	Tarrant County, TX, Cultural Education Facilities
1,000	6.25%, 11/15/2029	1,030

The Hartford Tax-Free National Fund
Schedule of Investments —  (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 94.8% — (continued)
	Texas - 8.9% — (continued)
	Travis County, TX, Health Fac, Querencia Barton Creek Project
$1,000	5.65%, 11/15/2035		$639
	Tyler, TX, ISD
2,000	5.00%, 02/15/2028		2,055

			22,341

	Virginia - 1.1%
	Peninsula, VA, Turn Center Community Dev DA
700	6.45%, 09/01/2037		526
	Virginia State Residential Auth
500	5.00%, 11/01/2024		548
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov’t Securities)
1,455	5.50%, 06/01/2026		1,632

			2,706

	Washington - 1.4%
	King County, WA, ISD #210 GO
670	5.00%, 06/01/2019		706
	Washington State Health Care FA Rev
2,400	6.13%, 08/15/2037		2,081
835	6.50%, 11/15/2033		856

			3,643

	Wisconsin - 2.8%
	Badger Tobacco Asset Securitization Corp of WI (Prerefunded with US Gov’t Securities)
2,165	6.13%, 06/01/2027		2,371
1,000	6.38%, 06/01/2032		1,132
	Wisconsin State General Fund
125	5.75%, 05/01/2033		132
865	6.00%, 05/01/2036		914
	Wisconsin State Health & Educational FA Rev
2,500	5.50%, 08/15/2023		2,305

			6,854

	Wyoming - 1.2%
	Campbell County Wyoming Solid Waste Facilities
3,000	5.75%, 07/15/2039		3,032

	Total municipal bonds (cost $258,128)		$239,020

	Total long-term investments (cost $258,128)		$239,020

SHORT-TERM INVESTMENTS - 4.7%
	Investment Pools and Funds - 4.7%
$11,743	State Street Bank Tax Free Money Market Fund		$11,743

	Total short-term investments (cost $11,743)		$11,743

	Total investments (cost $269,871) ▲	99.5%	$250,763
	Other assets and liabilities	0.5%	1,240

	Total net assets	100.0%	$252,003

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $269,871 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,047
Unrealized Depreciation	(25,155)

Net Unrealized Depreciation	$(19,108)

•	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $4,075, which represents 1.62% of total net assets.

°	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $1,053.

Ω	Debt security in default due to bankruptcy.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

06/2006	$975	Amelia Walk Community Development, 5.50%, 05/01/2037	$975
11/2006	$250	Beaumont, CA, FA Improvement Area #8, 5.05%, 09/01/2037	250
05/2007	$650	Branson Hills, MO, Infrastructure Fac, 5.50%, 04/01/2027	652
07/2004	$1,000	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B, 6.75%, 06/01/2022	1,000
11/2007	$265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
05/2007	$1,800	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	1,800

The Hartford Tax-Free National Fund
Schedule of Investments —  (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Period	Shares/
Acquired	Par	Security	Cost Basis

07/2007	$800	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj, 6.00%, 03/01/2046	$802
11/2006	$325	Imperial, CA, Special Tax Community Fac, 5.00%, 09/01/2026	325
04/2007	$150	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-6, 5.00%, 09/01/2030	150
07/2007	$1,000	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 — 144A	1,006
04/2007	$1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 — 144A	1,000
11/2006	$65	Rolling Hills Community Development Dist, 5.45%, 05/01/2037	65
11/2004	$1,000	San Manuel, CA, Entertainment Auth Public Improvement, 4.50%, 12/01/2016 — 144A	1,000
The aggregate value of these securities at July 31, 2009 was $6,167 which represents 2.45% of total net assets.

AMT	—	Alternative Minimum Tax
DA	—	Development Authority
FA	—	Finance Authority
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance
GO	—	General Obligations
IDA	—	Industrial Development Authority Bond
IDR	—	Industrial Development Revenue Bond
ISD	—	Independent School District
MBIA	—	Municipal Bond Insurance Association
PA	—	Port Authority
PCR	—	Pollution Control Revenue Bond
USD	—	United School District

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Municipal Bonds	$239,020	$—	$239,020	$—
Short-Term Investments	11,743	11,743	—	—

Total	$250,763	$11,743	$239,020	$—

The Hartford U.S. Government Securities Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.6%
	Finance - 2.6%
	Bayview Commercial Asset Trust
$11,865	7.00%, 07/25/2037 ⌂▶	$890
6,547	7.50%, 09/25/2037 ⌂▶	528
	Bayview Financial Acquisition Trust
2,100	1.94%, 05/28/2037 ⌂Δ	36
	CBA Commercial Small Balance Commercial Mortgage
370	6.09%, 07/25/2039 ⌂Δ	199
390	6.50%, 07/25/2039 ⌂Δ	145
8,058	7.25%, 07/25/2039 ⌂▶	685
	Countrywide Asset-Backed Certificates
1,876	5.76%, 06/25/2035	397
1,865	5.80%, 07/25/2034	588
	Lehman XS Trust
1,607	6.50%, 05/25/2037 ⌂Δ	865
	Nationstar Home Equity Loan Trust
33	9.97%, 03/25/2037 ⌂•Δ	—
	North Street Referenced Linked Notes
500	1.54%, 04/28/2011 ⌂ † Δ	54
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037	25
	Renaissance Home Equity Loan Trust
1,430	7.00%, 09/25/2037	191
1,080	7.50%, 04/25/2037 - 06/25/2037	21
	Spirit Master Funding LLC
1,873	5.76%, 03/20/2024 ▪	1,195
	Wamu Commercial Mortgage Securities Trust
3,000	6.14%, 03/23/2045 ⌂Δ	780

		6,599

	Total asset & commercial mortgage backed securities (cost $19,819)	$6,599

U.S. GOVERNMENT AGENCIES - 71.8%
	Federal Home Loan Mortgage Corporation - 10.8%
$12,500	3.80%, 03/09/2016	$12,486
14,111	6.00%, 03/01/2032 - 04/01/2037	14,633
44	7.00%, 09/01/2029 - 05/01/2031	48
66	9.00%, 09/01/2022	74
30	11.50%, 09/01/2015 - 01/01/2019	31
1	11.75%, 06/01/2011	1

		27,273

	Federal National Mortgage Association - 54.0%
4,000	2.50%, 05/15/2014	3,949
54,885	5.00%, 07/01/2037	56,500
6,644	5.48%, 03/01/2036 Δ	6,993
8,973	5.50%, 08/01/2015 - 05/01/2036	9,310
3,388	5.95%, 01/01/2037 Δ	3,575
2,813	6.00%, 06/01/2016 - 04/18/2036	2,961
10,500	6.25%, 05/15/2029	12,553
36,122	6.50%, 01/18/2012 - 03/01/2038	38,657
17	7.50%, 01/01/2030	19
13	8.00%, 01/01/2025	15
45	8.50%, 01/01/2022	50
7	9.75%, 07/01/2020	8
30	10.00%, 01/01/2020	33
20	10.50%, 02/01/2012 - 12/01/2018	21
71	11.00%, 09/01/2015 - 08/01/2020	75
1	11.25%, 04/01/2013	1
2	11.50%, 07/01/2015	3
10	12.00%, 09/01/2014	11
27	12.50%, 10/01/2015	29

		134,763

	Government National Mortgage Association - 1.4%
264	6.00%, 03/20/2034	277
3,095	6.50%, 05/16/2031 - 05/15/2032	3,342
19	7.00%, 06/20/2030 - 08/20/2030	21
66	8.00%, 10/15/2022	74
253	9.50%, 09/15/2016 - 11/15/2019	281
8	11.00%, 12/20/2015 - 12/20/2018	8

		4,003

	Other Government Agencies - 5.6%
	Small Business Administration Participation Certificates:
900	5.35%, 02/01/2026	956
1,856	5.66%, 07/01/2022	1,969
1,559	5.70%, 08/01/2026	1,679
823	5.78%, 12/01/2021	874
2,104	5.98%, 02/01/2022	2,245
1,861	6.07%, 07/01/2026	2,008
1,905	6.14%, 01/01/2022	2,040
2,054	6.22%, 12/01/2028	2,227

		13,998

	Total U.S. government agencies (cost $174,544)	$180,037

U.S. GOVERNMENT SECURITIES - 20.9%
	U.S. Treasury Securities - 20.9%
	U.S. Treasury Notes - 20.9%
$3,850	1.00%, 07/31/2011	$3,840
7,000	1.38%, 02/15/2012	6,996
19,850	1.75%, 03/31/2014	19,267
11,000	2.75%, 02/28/2013	11,332
445	3.13%, 05/15/2019	431
8,590	3.75%, 11/15/2018	8,763
1,729	4.50%, 05/15/2017	1,874

		52,503

	Total U.S. government securities (cost $53,644)	$52,503

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Long Call Future Option Contract - 0.1%
	10 Year U.S. Treasury Note
—	Expiration: September, 2009, Exercise Price:
	$117.50 Q	$170

	Total call options purchased (cost $110)	$170

	Total long-term investments (cost $248,117)	$239,309

1

The Hartford U.S. Government Securities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 4.5%
	Investment Pools and Funds — 0.0%
10	JP Morgan U.S. Government Money Market Fund		$10
—	State Street Bank U.S. Government Money Market Fund		—
—	Wells Fargo Advantage Government Money Market Fund		1

			11

	Repurchase Agreements — 4.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $6,555, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $6,818)
$6,555	0.18%, 7/31/2009		6,555
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,864, collateralized by U.S. Treasury Note 4.25%, 2014, value of $1,902)
1,864	0.19%, 7/31/2009		1,864
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,782, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $1,821)
1,782	0.16%, 7/31/2009		1,782

			10,201

	U.S. Treasury Bills — 0.4%
1,100	0.17%, 10/15/2009 □ o Ø Q		1,099

	Total short-term investments (cost $11,311)		$11,311

	Total investments (cost $259,428) ▲	99.9%	$250,620
	Other assets and liabilities	0.1%	174

	Total net assets	100.0%	$250,794

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $259,541 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,958
Unrealized Depreciation	(14,879)
Net Unrealized Depreciation	$(8,921)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $54, which represents 0.02% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $1,195, which represents 0.48% of total net assets.

▶	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2009.

o	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
     Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	214	Long	Sep 2009	$212
10 Year U.S. Treasury Note	170	Short	Sep 2009	$(611)
U.S. Long Bond	213	Long	Sep 2009	$289

				$(110)

*	The number of contracts does not omit 000’s.

Q	At July 31, 2009, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury Note, $118.00, Sep, 2009	175	$140	$85	$(55)

*	The number of contracts does not omit 000’s.

Ø	At July 31, 2009, securities valued at $242 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
5 Year U.S. Treasury Note, $112.00, Aug, 2009	216	$10	$53	$43

*	The number of contracts does not omit 000’s.

2

The Hartford U.S. Government Securities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis

05/2007 — 02/2009	$11,865	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 — 144A	$1,650
08/2007	$6,547	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	913
04/2007	$2,100	Bayview Financial Acquisition Trust, 1.94%, 05/28/2037	2,100
05/2007	$370	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 — 144A	370
05/2007	$390	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 — 144A	390
05/2007	$8,058	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 — 144A	656
10/2007	$1,607	Lehman XS Trust, 6.50%, 05/25/2037	1,594
04/2007	$33	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 — 144A	33
11/2006	$500	North Street Referenced Linked Notes, 1.54%, 04/28/2011 — 144A	478
06/2007	$3,000	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 — 144A	2,989

The aggregate value of these securities at July 31, 2009 was $4,182 which represents 1.67% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

3

The Hartford U.S. Government Securities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$6,599	$—	$1,074	$5,525
Call Options Purchased	170	170	—	—
U.S. Government Agencies	180,037	—	180,037	—
U.S. Government Securities	52,503	4,271	48,232	—
Short-Term Investments	11,311	11	11,300	—

Total	$250,620	$4,452	$240,643	$5,525

Other Financial Instruments *	$544	$544	$—	$—

Liabilities:
Other Financial Instruments *	$666	$666	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized		Transfers In and/or	Balance as of July
	October 31, 2008	Realized Gain (Loss)	Depreciation	Net Sales	Out of Level 3	31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	$9,112	$(182)	$(2,867)*	$(284)	$(254)	$5,525

Total	$9,112	$(182)	$(2,867)	$(284)	$(254)	$5,525

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(2,887).

4

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles & Components - 0.6%
40	TRW Automotive Holdings Corp. •	$675

	Banks - 2.0%
92	Wells Fargo & Co.	2,255

	Capital Goods - 5.4%
5	Alliant Techsystems, Inc. •	425
24	AMETEK, Inc.	770
30	Deere & Co.	1,312
33	Dover Corp.	1,129
87	General Electric Co.	1,164
7	Lockheed Martin Corp.	486
30	Pentair, Inc.	825

		6,111

	Consumer Durables & Apparel - 0.8%
47	Toll Brothers, Inc. •	925

	Diversified Financials - 9.0%
66	Ameriprise Financial, Inc.	1,846
191	Bank of America Corp.	2,820
41	Invesco Ltd.	802
29	JP Morgan Chase & Co.	1,105
68	Oaktree Capital ▪ •	1,632
95	PennantPark Investment Corp.	789
71	TD Ameritrade Holding Corp. •	1,307

		10,301

	Energy - 15.8%
9	Apache Corp.	756
24	Baker Hughes, Inc.	956
16	Cameco Corp.	442
31	Canadian Natural Resources Ltd. ADR	1,872
51	Consol Energy, Inc.	1,816
14	Exxon Mobil Corp.	1,013
61	Newfield Exploration Co. •	2,379
30	Noble Energy, Inc.	1,834
17	Overseas Shipholding Group, Inc.	577
39	SBM Offshore N.V.	749
47	Talisman Energy, Inc.	720
38	Total S.A. ADR	2,134
57	Tsakos Energy Navigation Ltd.	1,014
62	Weatherford International Ltd. •	1,161
13	XTO Energy, Inc.	531

		17,954

	Food & Staples Retailing - 2.2%
67	Kroger Co.	1,424
48	Sysco Corp.	1,140

		2,564

	Food, Beverage & Tobacco - 3.7%
13	BRF Brasil Foods S.A. ADR	574
1,183	Chaoda Modern Agriculture	799
—	Japan Tobacco, Inc.	1,352
574	Marine Harvest •	361
43	Unilever N.V. NY Shares ADR	1,167

		4,253

	Health Care Equipment & Services - 5.5%
14	Beckman Coulter, Inc.	895
30	Cardinal Health, Inc.	1,003
40	CIGNA Corp.	1,122
26	Covidien plc	964
33	Medtronic, Inc.	1,176
38	UnitedHealth Group, Inc.	1,077

		6,237

	Insurance - 12.4%
61	ACE Ltd.	2,998
31	Everest Re Group Ltd.	2,463
86	Fidelity National Financial, Inc.	1,229
20	First American Financial Corp.	582
14	PartnerRe Ltd.	940
38	Platinum Underwriters Holdings Ltd.	1,286
31	Principal Financial Group, Inc.	739
44	Reinsurance Group of America, Inc.	1,842
89	Unum Group	1,671
2	White Mountains Insurance Group Ltd.	387

		14,137

	Materials - 3.8%
12	Mosaic Co.	647
49	Owens-Illinois, Inc. •	1,673
183	Rexam plc	721
66	Rexam plc — Rights	95
23	Vulcan Materials Co.	1,111

		4,247

	Media - 4.3%
136	Comcast Corp. Class A	2,018
127	Comcast Corp. Special Class A	1,775
110	Virgin Media, Inc.	1,149

		4,942

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
51	Alkermes, Inc. •	525
22	Genzyme Corp. •	1,126
198	Impax Laboratories, Inc. •	1,484
168	King Pharmaceuticals, Inc. •	1,520
133	Pfizer, Inc.	2,112
34	Schering-Plough Corp.	891
25	Wyeth	1,164

		8,822

	Real Estate - 2.7%
41	BR Malls Participacoes S.A.	427
266	Chimera Investment Corp.	952
39	Mack-Cali Realty Corp.	1,100
16	Ventas, Inc.	548

		3,027

	Retailing - 1.3%
56	Home Depot, Inc.	1,458

	Semiconductors & Semiconductor Equipment - 1.0%
35	Varian Semiconductor Equipment Associates, Inc. •	1,112

	Software & Services - 2.8%
12	CACI International, Inc. Class A •	559
109	Microsoft Corp.	2,571

		3,130

1

The Hartford Value Opportunities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.9% — (continued)
	Technology Hardware & Equipment - 8.7%
70	Arrow Electronics, Inc. •		$1,814
26	Avnet, Inc. •		635
111	Cisco Systems, Inc. •		2,445
103	Corning, Inc.		1,744
84	Emulex Corp. •		771
208	Flextronics International Ltd. •		1,106
125	JDS Uniphase Corp. •		732
74	Solar Cayman Ltd. ⌂ • †		610

			9,857

	Transportation - 4.1%
301	Delta Air Lines, Inc. •		2,086
37	TNT N.V.		877
23	United Parcel Service, Inc. Class B		1,252
141	US Airways Group, Inc. •		413

			4,628

	Utilities - 4.1%
27	Entergy Corp.		2,177
32	Exelon Corp.		1,612
9	FirstEnergy Corp.		375
23	Northeast Utilities		529

			4,693

	Total common stocks (cost $118,562)		$111,328

	Total long-term investments (cost $118,562)		$111,328

SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $74, collateralized by FNMA 4.00%, 2039, value of $76)
$74	0.20%, 7/31/2009		$74

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,434, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $1,463)

1,434	0.21%, 7/31/2009		1,434

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $815, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $831)

815	0.20%, 7/31/2009		815
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $472, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $481)
472	0.21%, 7/31/2009		472
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $2, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $2)
2	0.18%, 7/31/2009		2

			2,797

	Total short-term investments (cost $2,797)		$2,797

	Total investments (cost $121,359) ▲	100.4%	$114,125
	Other assets and liabilities	(0.4)%	(402)

	Total net assets	100.0%	$113,723

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.7% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $123,229 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,557
Unrealized Depreciation	(17,661)

Net Unrealized Depreciation	$(9,104)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $610, which represents 0.54% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $1,632, which represents 1.44% of total net assets.

2

The Hartford Value Opportunities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

03/2007	74	Solar Cayman Ltd. - 144A	$1,026
The aggregate value of these securities at July 31, 2009 was $610 which represents 0.54% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Buy)	$5	$5	08/04/09	$—
Euro (Buy)	11	11	08/04/09	—

Japanese Yen (Buy)	9	9	08/04/09	—

				$—

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$111,328	$104,227	$4,859	$2,242
Short-Term Investments	2,797	—	2,797	—

Total	$114,125	$104,227	$7,656	$2,242

Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in		Transfers In and/or
	October 31,	Realized Gain	Unrealized		Out of	Balance as of
	2008	(Loss)	Appreciation	Net Sales	Level 3	July 31, 2009

Assets:
Common Stock	$4,649	$(271)	$194 *	$(246)	$(2,084)	$2,242

Total	$4,649	$(271)	$194	$(246)	$(2,084)	$2,242

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $194.

3

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 25, 2009	By:	/s/ Robert M. Arena
Robert M. Arena
Its: President
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2009	By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Date: September 25, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer